ORGANIZATION AND PRINCIPAL ACTIVITIES (Subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY (¥)	Dec. 31, 2007 USD ($)	Dec. 31, 2005 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2010 CNY (¥)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CNY (¥)	Apr. 13, 2005
Ossen Jiujiang [Member]
Entity Information [Line Items]
Paid-in capital	$ 26,048,509						¥ 183,271,074	$ 6,048,509	¥ 50,000,000
Increase to paid-in capital	$ 20,000,000	¥ 133,271,074
Ossen Innovation Group [Member]
Entity Information [Line Items]
Paid-in capital
Ossen Asia [Member]
Entity Information [Line Items]
Paid-in capital
Ossen Asia [Member] | Ossen Jiujiang [Member]
Entity Information [Line Items]
Joint venture, ownership percentage										33.30%
Ownership percentage transferred			41.70%
Ownership percentage received
Consideration received			$ 0
Ossen Materials [Member]
Entity Information [Line Items]
Ownership percentage					81.00%	81.00%
Noncontrolling owners, ownership percentage					19.00%	19.00%
Paid-in capital | ¥						¥ 75,000,000
Ossen Materials [Member] | Ossen Jiujiang [Member]
Entity Information [Line Items]
Joint venture, ownership percentage					20.46%	20.46%
Ownership percentage transferred
Ownership percentage received			41.70%
Topchina [Member]
Entity Information [Line Items]
Paid-in capital
Topchina [Member] | Ossen Jiujiang [Member]
Entity Information [Line Items]
Joint venture, ownership percentage					79.54%	79.54%
Ownership percentage transferred			66.70%
Ownership percentage received				66.70%
Consideration received			$ 0
Ossen Shanghai [Member]
Entity Information [Line Items]
Payments to acquire assets				$ 2,900,000
Ossen Shanghai [Member] | Ossen Jiujiang [Member]
Entity Information [Line Items]
Joint venture, ownership percentage										66.70%
Ownership percentage transferred				66.70%
Ownership percentage received
Consideration received				$ 2,900,000